Annual Fund Operating Expenses - Invesco Short Duration High Yield Municipal Fund	Dec. 17, 2021
Class A
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Interest	0.07%
Total Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.86%
Class C
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.14%
Interest	0.07%
Total Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.61%
Class Y
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Interest	0.07%
Total Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.61%
Class R5
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Interest	0.07%
Total Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.61%
Class R6
Operating Expenses:
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Interest	0.07%
Total Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.54%